LEASES - (Lessor) Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Fixed portion of the operating lease income	$ 109	$ 114	$ 112
Cost for facilities accounted for as operating leases	697	697
Accumulated depreciation for facilities accounted for as operating leases	$ 371	$ 351